Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2018-4
Automobile Receivables Backed Notes
Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:
General Motors Financial Company, Inc.
AFS SenSub Corp.

20 September 2018

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036-6530	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

General Motors Financial Company, Inc.

AFS SenSub Corp.

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	GM Financial Consumer Automobile Receivables Trust 2018-4 (the “Issuing Entity”)
Automobile Receivables Backed Notes (the “Notes”)
Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by General Motors Financial Company, Inc. (“GMF”), AFS SenSub Corp. (the “Depositor”), Wells Fargo Securities, LLC (“Wells Fargo”), BMO Capital Markets Corp. (“BMO”), Deutsche Bank Securities Inc. (“Deutsche Bank”) and J.P. Morgan Securities LLC (“J.P. Morgan,” together with GMF, the Depositor, Wells Fargo, BMO and Deutsche Bank, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of automobile loan contracts secured by new and used automobiles, light duty trucks and utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GMF, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.

Labeled “GMCAR 2018-4 Final Pool Tape_EY.csv” and the corresponding record layout and decode information (the “Base Data File”) that GMF, on behalf of the Depositor, indicated contains information relating to the Automobile Loan Contracts as of 28 August 2018 (the “Cutoff Date”) and

ii.

Labeled “GMCAR 2018-4 Sample Tape_Full.xlsx” and the corresponding record layout and decode information (the “Supplemental Sample Data File,” together with the Base Data File, the “Provided Data Files”) that GMF, on behalf of the Depositor, indicated contains information relating to the:

(a)        Loan account number,

(b)        Application number,

(c)        Vehicle identification number and

(d)        Remaining term to maturity

for each Sample Automobile Loan Contract (as defined in Attachment A),

b.

A schedule and the corresponding record layout and decode information (the “Application Status Decode Schedule”) that GMF, on behalf of the Depositor, indicated contains information relating to the decision code descriptions corresponding to each Sample Automobile Loan Contract,

c.

A schedule and the corresponding record layout and decode information (the “Security Interest Mapping File”) that GMF, on behalf of the Depositor, indicated contains information relating to the lien holder or owner corresponding to each Sample Automobile Loan Contract,

d.	Imaged copies of:
i.	The motor vehicle retail installment contract, amendment or other related documents (collectively and as applicable, the “Contract”),
ii.

The certificate of title, application for title or guaranty of title, notice of lien, notice of security interest filing, vehicle ownership registration form, direct lien filing, electronic verification of title, title lien statement, notice of lien application, lien entry form or other related documents (collectively and as applicable, the “Title”),

iii.	The odometer disclosure statement (the “Odometer Disclosure Statement”),
iv.	Certain printed screen shots and payment histories from GMF’s servicing system (the “Servicing System Screen Shots”),
v.

Certain printed screen shots and account summary information from GMF’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),

vi.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and
vii.

The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Contract, Title, Odometer Disclosure Statement, System Screen Shots and Credit Application, the “Source Documents”)

that GMF, on behalf of the Depositor, indicated relate to each Sample Automobile Loan Contract,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Application Status Decode Schedule, Security Interest Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Application Status Decode Schedule, Security Interest Mapping File, Source Documents or any other information provided to us by GMF, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by GMF, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Automobile Loan Contracts,
iii.	Whether the originator of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by GMF, on behalf of the Depositor, we randomly selected a sample of 185 Automobile Loan Contracts from the Base Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, GMF, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Base Data File.

For the purpose of the procedures described in this report, the 185 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 185.

2.

As instructed by GMF, on behalf of the Depositor, we appended the information for each Sample Automobile Loan Contract on the Base Data File with the corresponding loan account number, application number, vehicle identification number and remaining term to maturity, all as shown on the Supplemental Sample Data File. The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Automobile Loan Contract, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by GMF, on behalf of the Depositor, that are described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by GMF, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed that the buyer and dealer are located in the United States or United States territories, as shown on the Contract.

c.

Observed that the decision code, as shown on the Origination System Screen Shots, corresponded to a description of approved, conditionally approved or auto-approved, as shown on the Application Status Decode Schedule.

d.	Observed the existence of a Title.

Attachment A Page 2 of 2

3. (continued)

e.

Observed that “General Motors Financial Company, Inc.” or “AmeriCredit Financial Services, Inc.” was the named lien holder or owner, as shown on the Title, or that the lien holder has assigned the vehicle corresponding to such Sample Automobile Loan Contract to “General Motors Financial Company, Inc.” or “AmeriCredit Financial Services, Inc.,” as shown on the Title, subject to the additional instruction provided by GMF, on behalf of the Depositor, described in the succeeding paragraph.

For the purpose of this procedure, GMF, on behalf of the Depositor, instructed us to:

(i)	Ignore differences due to abbreviation, truncation or spelling errors and
(ii)	Note agreement in accordance with the decode information shown on the Security Interest Mapping File, as applicable.

f.	Observed the existence of a Credit Application.

g.	Observed that the Origination System Screen Shots contained a credit bureau report summary.

h.	Observed that the Contract contained a truth-in-lending disclosure statement, subject to the additional instruction provided by GMF, on behalf of the Depositor, described in the succeeding paragraph.

For the purpose of this procedure, GMF, on behalf of the Depositor, instructed us to observe that the Contract contained annual percentage rate, finance charge, amount financed, total of payments and total sale price information if the Contract did not contain a specified truth-in-lending section header.

i.	Observed the existence of an Agreement to Provide Insurance or observed that the Contract contained a section titled “Insurance you must have on the vehicle.”

j.

Observed that the Contract contained two buyer names or information in the co-buyer section for each Sample Automobile Loan Contract with a co-obligor present indicator value of “true,” as shown on the Data File. We performed no procedures to determine the validity of any information in the co-buyer section of the Contract.

k.	Observed on the Servicing System Screen Shots that bankruptcy was not noted in the account activity log if the bankruptcy indicator (yes/no) value was “N,” as shown on the Data File.

l.	Observed on the Servicing System Screen Shots that repossession was not noted in the account activity log if the repossession indicator (yes/no) value was “N,” as shown on the Data File.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan account number	Contract and Servicing System Screen Shots	i.

Application number	Origination System Screen Shots	i.

Vehicle identification number	Contract and Title

Origination date	Contract

Original monthly P&I payment	Contract	ii.

Original amount financed	Contract

Original first payment date	Contract

Original term to maturity	Contract

Grace period	Contract and recalculation	iii.

Current APR	Contract	iv.

Model type (new/used)	Contract, Title or Odometer Disclosure Statement	v.

Model year	Contract

Vehicle make	Contract	vi.

Vehicle model	Contract	vi.

Original APR	Contract	iv.

Original loan-to-value ratio	Origination System Screen Shots	vii.

Vehicle value (as of origination)	Origination System Screen Shots	ii.

Payment to income ratio	Origination System Screen Shots	viii.

Current maturity date	Servicing System Screen Shots	ix.

State/U.S. territory (current)	Servicing System Screen Shots

Obligor credit score	Origination System Screen Shots	x.

FICO score	Origination System Screen Shots

Remaining term to maturity	Servicing System Screen Shots and recalculation	xi.

Exhibit 1 to Attachment A Page 2 of 4

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.

For the purpose of comparing the grace period Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to recalculate the grace period as the difference in months between the:

a.	Original first payment date and
b.	Origination date,

both as shown on the Contract.

iv.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract.

v.

For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, indicated that a model type (new/used) value of “N,” as shown on the Data File, corresponds to a model type (new/used) value of “demo,” as shown on the Contract.

Additionally, for the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Automobile Loan Contract with a model type (new/used), as shown on the Data File, that is different than the model type (new/used), as shown on the Contract (subject to the instruction provided by GMF, on behalf of the Depositor, described in the preceding paragraph of this note v.), GMF, on behalf of the Depositor, instructed us to note agreement with a model type (new/used) value of:

a.	“N,” as shown on the Data File, if the corresponding odometer reading, as shown on the Contract, Title or Odometer Disclosure Statement is less than 5,000 miles and
b.	“U,” as shown on the Data File, if the corresponding odometer reading, as shown on the Contract, Title or Odometer Disclosure Statement is greater than or equal to 5,000 miles.

We performed no procedures to reconcile any differences that may exist relating to the information contained on the Contract, Title and Odometer Disclosure Statement with regard to the odometer reading.

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

vii.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less.

viii.

For the purpose of comparing the payment to income ratio Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to ignore absolute differences of 0.50% or less.

ix.

GMF, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity which occurred after the Cutoff Date. For the purpose of comparing the current maturity date Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to only consider account activity which occurred on or prior to the Cutoff Date.

x.

GMF, on behalf of the Depositor, instructed us not to compare the obligor credit score Sample Characteristic for Sample Automobile Loan Contracts with an obligor credit score value of “0,” as shown on the Data File.

xi.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.

Recalculating the number of days between the next payment date and current maturity date, both as shown on the Servicing System Screen Shots (subject to the instruction provided by GMF, on behalf of the Depositor, described in the succeeding paragraph of this note xii.), assuming a 360-day year,

b.	Dividing the result of a. above by 30,
c.	Adding 1 to the result of b. above and
d.	Rounding the result of c. above to the nearest integer.

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

xi. (continued)

GMF, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity which occurred after the Cutoff Date. For the purpose of using the next payment date and current maturity date, as shown on the Servicing System Screen Shots, to recalculate the remaining term to maturity Sample Characteristic for each Sample Automobile Loan Contract, GMF, on behalf of the Depositor, instructed us to only consider account activity shown on the Servicing System Screen Shots which occurred on or prior to the Cutoff Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by GMF, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Data File Value	Source Document Value

1	Origination date	9/21/2015	9/22/2015

119	Original first payment date	6/1/2018	6/7/2018

182	Current APR	6.38%	6.39%
	Original APR	6.38%	6.39%